Note 11 - Income Taxes - Non-Capital Income Tax Losses (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Canadian non-capital income tax losses	$ 8,339
Later than ten years and not later than eleven years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	81
Later than eleven years and not later than twelve years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	107
Later than twelve years and not later than thirteen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	1,104
Later than thirteen years and not later than fourteen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	1,076
Later than fourteen years and not later than fifteen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	2,103
Later than fifteen years and not later than sixteen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	665
Later than sixteen years and not later than seventeen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	1,027
Later than seventeen years and not later than eighteen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	903
Later than eighteen years and not later than nineteen years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	740
Later than nineteen years and not later than twenty years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	321
Later than twenty years and not later than twenty-one years [member]
Statement Line Items [Line Items]
Canadian non-capital income tax losses	$ 212